DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DESCRIPTION OF BUSINESS AND ORGANIZATION
Schedule of Description of subsidiaries
Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered/ paid up sharecapital	Effective interest held

NEMO Holding Company Limited	British Virgin Islands	Investment holding	10,000 ordinary shares at par value of US$1	100%

Gagfare Limited	Hong Kong	Travel agency	500,000 ordinary share of HK$500,000	100%

Beyond Blue Limited	Hong Kong	Event organizer	1 ordinary share of HK$1	100%

New Momentum Asia Pte. Ltd.	Singapore	Investment holding	1 ordinary share of SGD 1	100%

JPOPCOIN Limited	Hong Kong	Administrative service	5 ordinary share of HK$5	100%